Fair Value Measurements (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Liabilities Measured on Recurring Basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2024 and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	September 30, 2024	December 31, 2023
Liabilities:
Warrant liability – Public Warrants	1	$250	$375
Warrant liability – Private Placement Warrants	3	140	210
Total warrant liability		$390	$585

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	December 31, 2023	December 31, 2022
Liabilities:
Warrant liability – Public Warrants	1	$375	$1,250
Warrant liability – Private Placement Warrants	3	210	840
Total warrant liability		$585	$2,090

Schedule of Derivative Liabilities at Fair Value
The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Three Months Ended September 30, 2024			Nine Months Ended September 30, 2024
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$625	$350	$975	$375	$210	$585
Change in valuation inputs or other assumptions	(375)	(210)	(585)	(125)	(70)	(195)
Fair value, end of period	$250	$140	$390	$250	$140	$390

	Three Months Ended September 30, 2023			Nine Months Ended September 30, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities	Public Warrants	Private Warrants	Warrant Liabilities
Fair value, beginning of period	$1,500	$910	$2,410	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	250	210	460	500	280	780
Fair value, end of period	$1,750	$1,120	$2,870	$1,750	$1,120	$2,870

The following tables summarize the changes in the fair value of the warrant liabilities (in thousands):

	Year Ended December 31, 2023
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$1,250	$840	$2,090
Change in valuation inputs or other assumptions	(875)	(630)	(1,505)
Fair value, end of period	$375	$210	$585

	Year Ended December 31, 2022
	Public Warrants	Private Placement Warrants	Warrant Liabilities
Fair value, beginning of period	$16,750	$10,710	$27,460
Change in valuation inputs or other assumptions	(15,500)	(9,870)	(25,370)
Fair value, end of period	$1,250	$840	$2,090

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	September 30, 2024	December 31, 2023
Exercise price	$11.50	$11.50
Stock price	$0.87	$0.72
Volatility	93.0%	87.5%
Term (years)	1.71	2.46
Risk-free interest rate	3.75%	4.13%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	December 31, 2023	December 31, 2022
Exercise price	$11.50	$11.50
Stock price	$0.72	$1.01
Volatility	87.5%	82.3%
Term (years)	2.46	3.46
Risk-free interest rate	4.13%	4.17%